Property and Equipment	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Property and Equipment

NOTE 4 – Property and Equipment

A summary of property and equipment and the estimated useful lives used in the computation of depreciation and amortization is as follows:

Fixed Asset	Useful Life	June 30, 2011	December 31, 2010

Vehicles	5 years	271,607	$271,607
Furniture and Fixtures	10 years	68,462	66,195
Computers	5 years	142,978	142,978
Manufacturing equipment	10 years	3,962,396	3,938,440
Lab Equipment	10 years	413,198	413,198
Leasehold improvements	19 years (remainder of lease)	1,553,910	1,545,758
Building	40 years	571,141	571,141
Land	Not depreciated	380,000	380,000
		7,363,692	7,329,317
Accumulated Depreciation		(4,224,441)	(4,067,184)
Net		$3,139,251	$3,262,133